Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Transactions with Related Parties - Consolidated Balance Sheets (Table)

Consolidated Balance Sheets	As of December 31, 2020	As of December 31, 2019
Liabilities:
CSM – payments on behalf of the Partnership (a)	$1,040	$3,151
Management fee payable to CSM (b)	25	55
Capital-Executive – payments on behalf of the Partnership (a)	1,765	1,745
Management fee payable to Capital-Executive (b)	427	305
Due to related parties	$3,257	$5,256

Transactions with Related Parties - Consolidated Statements of Comprehensive Income / (Loss) (Table)

Consolidated Statements of Comprehensive Income / (Loss)	For the years ended December 31,
	2020	2019	2018
Revenues (c)	$—	$—	$701
Vessel operating expenses	4,976	3,917	4,221
General and administrative expenses (d)	2,049	2,146	1,922

Transactions with Related Parties - Charter Agreements (Table)
Vessel Name	Time Charter (TC) in years	Commencement of Charter	Termination	Gross (Net) Daily Hire Rate
M/T Aristotelis	1.0	01/2017	03/2018	$13.8 ($13.6)